Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	24,310,363	24,214,670	20,567,141
Common Stock, Shares, Outstanding	24,310,363	24,214,670	20,567,141